CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Retained Earnings (Accumulated Deficit)	Class A Shares [Member]	Class B Shares [Member]	Warrants Stock Share [Member]	Contributed Surplus [Member]	Foreign Exchange Translation Reserve [Member]	Noncontrolling Interest [Member]
Balance, shares at Dec. 31, 2022			2	592,372	99,725
Balance, amount at Dec. 31, 2022	$ 30,542,220	$ (144,164,265)	$ 151,588	$ 143,258,972	$ 2,142,400	$ 28,500,924	$ 652,601	$ 0
Statement [Line Items]
Initial recognition of non-controlling interests	(65,050)	(40,583)	0	$ 0	0	0	0	(24,467)
Share repurchase shares [note 11]				(29,303)
Share repurchase amount [note 11]	(2,957,816)	4,207,540	0	$ (7,165,356)	0	0	0	0
Share-based payments shares [note 12]				280
Share-based payments amount [note 12]	$ 2,406,048	0	0	$ 16,000	0	2,383,745	0	6,303
Share options exercised shares [note 11]	323			323
Share options exercised amount[note 11]	$ 20,247	0	0	$ 33,247	0	(13,000)	0	0
PSUs converted to shares [note 11,12]				41,848
PSUs converted to shares amount [note 11,12]	0	0	0	$ 1,464,000	$ 0	(1,464,000)	0	0
Warrants issued shares [note 11]					61,154
Warrants issued amount [note 11]	1,330,043	0	0	0	$ 1,330,043	0	0	0
Warrants expired shares [note 11					(2,047)
Warrants expired amount [note 11	0	0	0	0	$ (791,807)	791,807	0	0
Comprehensive loss for the period	(16,529,163)	(16,507,660)	$ 0	$ 0	$ 0		49,859	(71,362)
Balance, shares at Sep. 30, 2023			2	605,520	158,832
Balance, amount at Sep. 30, 2023	14,746,529	(156,504,968)	$ 151,588	$ 137,606,863	$ 2,680,636	30,199,476	702,460	(89,526)
Balance, shares at Dec. 31, 2023			2	137,626,863	2,723,356
Balance, amount at Dec. 31, 2023	12,909,262	(157,908,160)	$ 151,622	$ 605,796	$ 158,831	30,225,741	417,341	(327,501)
Statement [Line Items]
Share-based payments amount [note 12]	$ 234,691	0	0	0	$ 0	234,691	0	0
Share options exercised shares [note 11]	248,160
Warrants expired shares [note 11					(20,769)
Warrants expired amount [note 11	$ 0	0	0	0	$ (286,189)	286,189	0	0
Comprehensive loss for the period	(9,043,531)	(8,842,461)	$ 0	$ 0	0	0	415,720	(616,790)
Shares issued shares [note 11]			10	956,935
Shares issued amount [note 11]	9,185,152	0	$ 79	$ 9,185,073	0	0	0	0
Shares for debt shares [note 11,12]				292,477
Shares for debt amount [note 11,12]	1,983,728	0	0	$ 1,983,728	$ 0	0	0	0
Warrants cancelled shares [note 11]					(7,692)
Warrants cancelled amount [note 11]	0	0	0	$ 0	$ (439,408)	439,408	0	0
Exercise of options shares [note 11,12]				1,446
Exercise of options amount [note 11,12]	76,465	0	0	$ 102,563	0	(26,098)	0	0
RSUs converted to shares [note 11,12]				7,500
RSUs converted to shares amount [note 11,12]	0	0	$ 0	$ 31,009	$ 0	(31,009)	0	0
Balance, shares at Sep. 30, 2024			12	1,864,154	130,370
Balance, amount at Sep. 30, 2024	$ 15,345,767	$ (166,750,621)	$ 151,701	$ 148,929,236	$ 1,997,759	$ 31,128,922	$ 833,061	$ (944,291)